Schedule of Investments(a)
July 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.45%
Advertising–0.07%
Omnicom Group, Inc.	62	$4,974
Aerospace & Defense–2.76%
Arconic, Inc.	124	3,105
Boeing Co. (The)	162	55,271
General Dynamics Corp.	88	16,363
L3Harris Technologies, Inc.	67	13,909
Lockheed Martin Corp.	84	30,422
Northrop Grumman Corp.	49	16,933
Raytheon Co.	85	15,495
Textron, Inc.	67	3,303
TransDigm Group, Inc.(b)	16	7,767
United Technologies Corp.	258	34,469
		197,037
Agricultural & Farm Machinery–0.24%
Deere & Co.	102	16,896
Agricultural Products–0.09%
Archer-Daniels-Midland Co.	161	6,614
Air Freight & Logistics–0.65%
C.H. Robinson Worldwide, Inc.	39	3,265
Expeditors International of Washington, Inc.	48	3,665
FedEx Corp.	78	13,301
United Parcel Service, Inc., Class B	216	25,806
		46,037
Airlines–0.11%
American Airlines Group, Inc.	32	977
Delta Air Lines, Inc.	46	2,808
Southwest Airlines Co.	38	1,958
United Airlines Holdings, Inc.(b)	19	1,746
		7,489
Alternative Carriers–0.06%
CenturyLink, Inc.	323	3,905
Apparel Retail–0.42%
Ross Stores, Inc.	100	10,603
TJX Cos., Inc. (The)	360	19,642
		30,245
Apparel, Accessories & Luxury Goods–0.28%
Kontoor Brands, Inc.(b)	16	469
lululemon athletica, Inc.(b)	32	6,115
Tapestry, Inc.	84	2,598
VF Corp.	121	10,574
		19,756
Shares		Value
Application Software–1.94%
Adobe, Inc.(b)	144	$43,036
Autodesk, Inc.(b)	63	9,839
Cadence Design Systems, Inc.(b)	80	5,913
Citrix Systems, Inc.	38	3,581
Intuit, Inc.	75	20,798
salesforce.com, inc.(b)	226	34,917
Splunk, Inc.(b)	43	5,818
Synopsys, Inc.(b)	42	5,576
Workday, Inc., Class A(b)	45	8,999
		138,477
Asset Management & Custody Banks–0.74%
Ameriprise Financial, Inc.	38	5,529
BlackRock, Inc.	44	20,578
Franklin Resources, Inc.	80	2,610
KKR & Co., Inc., Class A	148	3,959
Northern Trust Corp.	62	6,076
State Street Corp.	107	6,216
T. Rowe Price Group, Inc.	66	7,484
		52,452
Auto Parts & Equipment–0.09%
Aptiv PLC	74	6,486
Automobile Manufacturers–0.54%
Ford Motor Co.	1,209	11,522
General Motors Co.	437	17,629
Tesla, Inc.(b)	38	9,181
		38,332
Automotive Retail–0.28%
AutoZone, Inc.(b)	7	7,861
CarMax, Inc.(b)	46	4,037
O’Reilly Automotive, Inc.(b)	22	8,377
		20,275
Biotechnology–2.20%
AbbVie, Inc.	441	29,379
Alexion Pharmaceuticals, Inc.(b)	63	7,137
Amgen, Inc.	179	33,398
Biogen, Inc.(b)	58	13,794
BioMarin Pharmaceutical, Inc.(b)	50	3,966
Celgene Corp.(b)	213	19,566
Gilead Sciences, Inc.	374	24,505
Incyte Corp.(b)	60	5,095
Regeneron Pharmaceuticals, Inc.(b)	24	7,314
Vertex Pharmaceuticals, Inc.(b)	78	12,996
		157,150

See accompanying notes which are an integral part of this schedule.
Invesco U.S. Managed Volatility Fund

Shares		Value
Brewers–0.04%
Molson Coors Brewing Co., Class B	56	$3,023
Broadcasting–0.16%
CBS Corp., Class B	94	4,842
Fox Corp., Class A	179	6,680
		11,522
Building Products–0.13%
Johnson Controls International PLC	224	9,507
Cable & Satellite–1.23%
Charter Communications, Inc., Class A(b)	47	18,113
Comcast Corp., Class A	1,310	56,553
Liberty Broadband Corp., Class C(b)	48	4,777
Liberty Media Corp.-Liberty SiriusXM, Series C(b)	148	6,195
Sirius XM Holdings, Inc.	394	2,466
		88,104
Casinos & Gaming–0.20%
Las Vegas Sands Corp.	101	6,104
MGM Resorts International	146	4,383
Wynn Resorts, Ltd.	27	3,512
		13,999
Commodity Chemicals–0.16%
Dow, Inc.	239	11,577
Communications Equipment–1.13%
Arista Networks, Inc.(b)	17	4,649
Cisco Systems, Inc.	1,181	65,427
Juniper Networks, Inc.	99	2,675
Motorola Solutions, Inc.	47	7,800
		80,551
Computer & Electronics Retail–0.07%
Best Buy Co., Inc.	65	4,974
Construction Machinery & Heavy Trucks–0.53%
Caterpillar, Inc.	177	23,305
Cummins, Inc.	45	7,380
PACCAR, Inc.	98	6,874
		37,559
Construction Materials–0.14%
Martin Marietta Materials, Inc.	18	4,460
Vulcan Materials Co.	38	5,257
		9,717
Consumer Finance–0.87%
Ally Financial, Inc.	110	3,620
American Express Co.	245	30,471
Capital One Financial Corp.	141	13,031
Discover Financial Services	91	8,166
Synchrony Financial	191	6,853
		62,141
Shares		Value
Copper–0.07%
Freeport-McMoRan, Inc.	432	$4,778
Data Processing & Outsourced Services–4.38%
Automatic Data Processing, Inc.	130	21,648
Fidelity National Information Services, Inc.	181	24,139
Fiserv, Inc.(b)	198	20,875
FleetCor Technologies, Inc.(b)	24	6,820
Global Payments, Inc.	44	7,388
Mastercard, Inc., Class A	299	81,409
Paychex, Inc.	91	7,558
PayPal Holdings, Inc.(b)	331	36,542
Square, Inc., Class A(b)	97	7,800
Total System Services, Inc.	49	6,650
Visa, Inc., Class A	516	91,848
		312,677
Distillers & Vintners–0.19%
Brown-Forman Corp., Class B	86	4,713
Constellation Brands, Inc., Class A	46	9,054
		13,767
Distributors–0.06%
Genuine Parts Co.	41	3,982
Diversified Banks–4.88%
Bank of America Corp.	2,801	85,935
Bank of New York Mellon Corp. (The)	295	13,841
Citigroup, Inc.	675	48,033
JPMorgan Chase & Co.	944	109,504
U.S. Bancorp	468	26,746
Wells Fargo & Co.	1,323	64,047
		348,106
Diversified Chemicals–0.04%
Eastman Chemical Co.	40	3,014
Diversified Support Services–0.09%
Cintas Corp.	24	6,251
Drug Retail–0.18%
Walgreens Boots Alliance, Inc.	229	12,478
Electric Utilities–1.88%
American Electric Power Co., Inc.	149	13,084
Avangrid, Inc.	16	809
Duke Energy Corp.	219	18,992
Edison International	94	7,007
Entergy Corp.	54	5,703
Eversource Energy	91	6,903
Exelon Corp.	293	13,203
FirstEnergy Corp.	150	6,595
NextEra Energy, Inc.	141	29,211
PPL Corp.	213	6,311
Southern Co. (The)	317	17,815
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Managed Volatility Fund

Shares		Value
Electric Utilities–(continued)
Xcel Energy, Inc.	144	$8,584
		134,217
Electrical Components & Equipment–0.48%
AMETEK, Inc.	65	5,825
Eaton Corp. PLC	131	10,767
Emerson Electric Co.	189	12,262
Rockwell Automation, Inc.	34	5,466
		34,320
Electronic Components–0.21%
Amphenol Corp., Class A	87	8,119
Corning, Inc.	226	6,949
		15,068
Electronic Equipment & Instruments–0.07%
Keysight Technologies, Inc.(b)	56	5,013
Environmental & Facilities Services–0.32%
Republic Services, Inc.	91	8,067
Waste Management, Inc.	129	15,093
		23,160
Fertilizers & Agricultural Chemicals–0.04%
Mosaic Co. (The)	101	2,544
Financial Exchanges & Data–0.98%
CME Group, Inc., Class A	106	20,608
Intercontinental Exchange, Inc.	167	14,673
Moody’s Corp.	54	11,574
MSCI, Inc.	23	5,227
S&P Global, Inc.	73	17,881
		69,963
Food Distributors–0.14%
Sysco Corp.	145	9,943
Food Retail–0.07%
Kroger Co. (The)	241	5,100
Footwear–0.45%
NIKE, Inc., Class B	369	31,745
General Merchandise Stores–0.42%
Dollar General Corp.	72	9,650
Dollar Tree, Inc.(b)	67	6,817
Target Corp.	155	13,392
		29,859
Gold–0.12%
Newmont Goldcorp Corp.	233	8,509
Health Care Distributors–0.26%
AmerisourceBergen Corp.	44	3,835
Cardinal Health, Inc.	88	4,024
Henry Schein, Inc.(b)	41	2,728
Shares		Value
Health Care Distributors–(continued)
McKesson Corp.	55	$7,642
		18,229
Health Care Equipment–3.41%
Abbott Laboratories	526	45,815
ABIOMED, Inc.(b)	13	3,621
Baxter International, Inc.	155	13,015
Becton, Dickinson and Co.	81	20,477
Boston Scientific Corp.(b)	418	17,748
Danaher Corp.	191	26,836
Edwards Lifesciences Corp.(b)	65	13,835
IDEXX Laboratories, Inc.(b)	24	6,769
Intuitive Surgical, Inc.(b)	35	18,183
Medtronic PLC	402	40,980
ResMed, Inc.	41	5,277
Stryker Corp.	107	22,446
Zimmer Biomet Holdings, Inc.	60	8,108
		243,110
Health Care Facilities–0.14%
HCA Healthcare, Inc.	77	10,280
Health Care REITs–0.30%
HCP, Inc.	135	4,311
Ventas, Inc.	104	6,998
Welltower, Inc.	119	9,891
		21,200
Health Care Services–0.70%
Cigna Corp.	115	19,541
CVS Health Corp.	392	21,901
Laboratory Corp. of America Holdings(b)	28	4,690
Quest Diagnostics, Inc.	39	3,981
		50,113
Health Care Supplies–0.11%
Align Technology, Inc.(b)	21	4,391
DENTSPLY SIRONA, Inc.	67	3,648
		8,039
Health Care Technology–0.18%
Cerner Corp.	91	6,520
Veeva Systems, Inc., Class A(b)	37	6,138
		12,658
Home Furnishings–0.03%
Mohawk Industries, Inc.(b)	17	2,120
Home Improvement Retail–1.30%
Home Depot, Inc. (The)	323	69,022
Lowe’s Cos., Inc.	232	23,525
		92,547
Homebuilding–0.12%
D.R. Horton, Inc.	96	4,409
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Managed Volatility Fund

Shares		Value
Homebuilding–(continued)
Lennar Corp., Class A	84	$3,996
		8,405
Hotel & Resort REITs–0.05%
Host Hotels & Resorts, Inc.	211	3,669
Hotels, Resorts & Cruise Lines–0.43%
Carnival Corp.	124	5,856
Hilton Worldwide Holdings, Inc.	83	8,014
Marriott International, Inc., Class A	80	11,125
Royal Caribbean Cruises Ltd.	49	5,701
		30,696
Household Products–1.86%
Church & Dwight Co., Inc.	71	5,356
Clorox Co. (The)	37	6,016
Colgate-Palmolive Co.	256	18,366
Kimberly-Clark Corp.	104	14,108
Procter & Gamble Co. (The)	752	88,766
		132,612
Hypermarkets & Super Centers–1.13%
Costco Wholesale Corp.	129	35,556
Walmart, Inc.	408	45,035
		80,591
Industrial Conglomerates–1.50%
3M Co.	177	30,926
General Electric Co.	2,667	27,870
Honeywell International, Inc.	215	37,079
Roper Technologies, Inc.	31	11,273
		107,148
Industrial Gases–0.20%
Air Products and Chemicals, Inc.	62	14,153
Industrial Machinery–0.66%
Dover Corp.	42	4,068
Fortive Corp.	86	6,540
Illinois Tool Works, Inc.	98	15,114
Ingersoll-Rand PLC	69	8,533
Parker-Hannifin Corp.	38	6,653
Stanley Black & Decker, Inc.	44	6,494
		47,402
Industrial REITs–0.21%
Prologis, Inc.	190	15,316
Insurance Brokers–0.21%
Marsh & McLennan Cos., Inc.	155	15,314
Integrated Oil & Gas–2.49%
Chevron Corp.	585	72,019
Exxon Mobil Corp.	1,268	94,289
Occidental Petroleum Corp.	220	11,299
		177,607
Shares		Value
Integrated Telecommunication Services–1.97%
AT&T, Inc.	2,170	$73,889
Verizon Communications, Inc.	1,204	66,545
		140,434
Interactive Home Entertainment–0.27%
Activision Blizzard, Inc.	236	11,503
Electronic Arts, Inc.(b)	83	7,677
		19,180
Interactive Media & Services–5.29%
Alphabet, Inc., Class A(b)	181	220,494
Facebook, Inc., Class A(b)	720	139,846
IAC/InterActiveCorp.(b)	22	5,259
Snap, Inc., Class A(b)	187	3,142
Twitter, Inc.(b)	214	9,054
		377,795
Internet & Direct Marketing Retail–3.90%
Amazon.com, Inc.(b)	124	231,480
Booking Holdings, Inc.(b)	13	24,526
eBay, Inc.	226	9,309
Expedia Group, Inc.	35	4,646
MercadoLibre, Inc. (Argentina)(b)	14	8,700
		278,661
Internet Services & Infrastructure–0.15%
Akamai Technologies, Inc.(b)	46	4,054
VeriSign, Inc.(b)	33	6,966
		11,020
Investment Banking & Brokerage–0.92%
Charles Schwab Corp. (The)	363	15,689
E*TRADE Financial Corp.	69	3,367
Goldman Sachs Group, Inc. (The)	102	22,453
Morgan Stanley	379	16,888
TD Ameritrade Holding Corp.	139	7,103
		65,500
IT Consulting & Other Services–1.26%
Accenture PLC, Class A	188	36,205
Cognizant Technology Solutions Corp., Class A	158	10,292
DXC Technology Co.	78	4,350
International Business Machines Corp.	265	39,284
		90,131
Life & Health Insurance–0.65%
Aflac, Inc.	220	11,581
Lincoln National Corp.	57	3,724
MetLife, Inc.	289	14,283
Principal Financial Group, Inc.	80	4,643
Prudential Financial, Inc.	122	12,360
		46,591
Life Sciences Tools & Services–0.98%
Agilent Technologies, Inc.	89	6,178
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Managed Volatility Fund

Shares		Value
Life Sciences Tools & Services–(continued)
Illumina, Inc.(b)	46	$13,771
IQVIA Holdings, Inc.(b)	51	8,118
Mettler-Toledo International, Inc.(b)	7	5,297
Thermo Fisher Scientific, Inc.	119	33,044
Waters Corp.(b)	18	3,790
		70,198
Managed Health Care–1.50%
Anthem, Inc.	76	22,390
Centene Corp.(b)	111	5,782
Humana, Inc.	38	11,277
UnitedHealth Group, Inc.	272	67,731
		107,180
Metal & Glass Containers–0.10%
Ball Corp.	95	6,791
Mortgage REITs–0.06%
Annaly Capital Management, Inc.	439	4,192
Movies & Entertainment–1.70%
Netflix, Inc.(b)	127	41,020
Viacom, Inc., Class B	104	3,156
Walt Disney Co. (The)	540	77,226
		121,402
Multi-line Insurance–0.29%
American International Group, Inc.	262	14,669
Hartford Financial Services Group, Inc. (The)	103	5,936
		20,605
Multi-Sector Holdings–1.18%
Berkshire Hathaway, Inc., Class B(b)	410	84,226
Multi-Utilities–1.01%
Ameren Corp.	70	5,298
CMS Energy Corp.	80	4,658
Consolidated Edison, Inc.	94	7,986
Dominion Energy, Inc.	239	17,755
DTE Energy Co.	52	6,610
NiSource, Inc.	105	3,118
Public Service Enterprise Group, Inc.	142	8,115
Sempra Energy	79	10,699
WEC Energy Group, Inc.	89	7,606
		71,845
Office REITs–0.19%
Alexandria Real Estate Equities, Inc.	32	4,683
Boston Properties, Inc.	44	5,850
Vornado Realty Trust	49	3,152
		13,685
Oil & Gas Equipment & Services–0.41%
Baker Hughes, a GE Co., Class A	146	3,707
Halliburton Co.	254	5,842
Shares		Value
Oil & Gas Equipment & Services–(continued)
National Oilwell Varco, Inc.	114	$2,716
Schlumberger Ltd.	422	16,867
		29,132
Oil & Gas Exploration & Production–1.18%
Anadarko Petroleum Corp.	155	11,417
Apache Corp.	110	2,686
Cabot Oil & Gas Corp.	119	2,280
Concho Resources, Inc.	57	5,568
ConocoPhillips	341	20,146
Continental Resources, Inc.(b)	25	929
Devon Energy Corp.	116	3,132
Diamondback Energy, Inc.	46	4,758
EOG Resources, Inc.	179	15,367
Hess Corp.	76	4,928
Marathon Oil Corp.	233	3,279
Noble Energy, Inc.	135	2,981
Pioneer Natural Resources Co.	47	6,488
		83,959
Oil & Gas Refining & Marketing–0.51%
Marathon Petroleum Corp.	200	11,278
Phillips 66	143	14,666
Valero Energy Corp.	126	10,742
		36,686
Oil & Gas Storage & Transportation–0.47%
Cheniere Energy, Inc.(b)	73	4,756
Kinder Morgan, Inc.	593	12,228
ONEOK, Inc.	116	8,129
Williams Cos., Inc. (The)	348	8,575
		33,688
Packaged Foods & Meats–1.13%
Campbell Soup Co.	55	2,274
Conagra Brands, Inc.	138	3,984
General Mills, Inc.	171	9,082
Hershey Co. (The)	42	6,373
Hormel Foods Corp.	151	6,189
JM Smucker Co. (The)	32	3,558
Kellogg Co.	97	5,647
Kraft Heinz Co. (The)	271	8,675
McCormick & Co., Inc.	35	5,549
Mondelez International, Inc., Class A	429	22,947
Tyson Foods, Inc., Class A	83	6,599
		80,877
Paper Packaging–0.11%
International Paper Co.	111	4,874
WestRock Co.	75	2,704
		7,578
Personal Products–0.18%
Coty, Inc., Class A	82	895
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Managed Volatility Fund

Shares		Value
Personal Products–(continued)
Estee Lauder Cos., Inc. (The), Class A	64	$11,788
		12,683
Pharmaceuticals–4.45%
Allergan PLC	96	15,408
Bristol-Myers Squibb Co.	494	21,939
Elanco Animal Health, Inc.(b)	104	3,428
Eli Lilly and Co.	290	31,595
Johnson & Johnson	780	101,572
Merck & Co., Inc.	763	63,321
Pfizer, Inc.	1,636	63,542
Zoetis, Inc.	145	16,659
		317,464
Property & Casualty Insurance–0.62%
Allstate Corp. (The)	96	10,310
Loews Corp.	73	3,908
Markel Corp.(b)	4	4,456
Progressive Corp. (The)	178	14,415
Travelers Cos., Inc. (The)	74	10,850
		43,939
Railroads–1.02%
CSX Corp.	240	16,896
Kansas City Southern	28	3,465
Norfolk Southern Corp.	80	15,289
Union Pacific Corp.	206	37,070
		72,720
Real Estate Services–0.07%
CBRE Group, Inc., Class A(b)	97	5,142
Regional Banks–1.13%
BB&T Corp.	218	11,234
Citizens Financial Group, Inc.	128	4,769
Comerica, Inc.	42	3,074
Fifth Third Bancorp	196	5,819
First Republic Bank	47	4,670
Huntington Bancshares, Inc.	291	4,147
KeyCorp	284	5,217
M&T Bank Corp.	37	6,077
PNC Financial Services Group, Inc. (The)	135	19,291
Regions Financial Corp.	287	4,572
SunTrust Banks, Inc.	125	8,325
SVB Financial Group(b)	15	3,480
		80,675
Research & Consulting Services–0.25%
CoStar Group, Inc.(b)	10	6,154
Equifax, Inc.	34	4,729
Verisk Analytics, Inc., Class A	46	6,979
		17,862
Residential REITs–0.31%
AvalonBay Communities, Inc.	40	8,352
Shares		Value
Residential REITs–(continued)
Equity Residential	104	$8,204
Essex Property Trust, Inc.	19	5,742
		22,298
Restaurants–1.40%
Chipotle Mexican Grill, Inc.(b)	8	6,364
McDonald’s Corp.	226	47,623
Starbucks Corp.	336	31,816
Yum China Holdings, Inc. (China)	102	4,641
Yum! Brands, Inc.	87	9,789
		100,233
Retail REITs–0.31%
Realty Income Corp.	94	6,506
Simon Property Group, Inc.	98	15,895
		22,401
Semiconductor Equipment–0.40%
Applied Materials, Inc.	273	13,478
KLA Corp.	46	6,271
Lam Research Corp.	42	8,761
		28,510
Semiconductors–3.67%
Advanced Micro Devices, Inc.(b)	289	8,800
Analog Devices, Inc.	121	14,212
Broadcom, Inc.	121	35,089
Intel Corp.	1,347	68,091
Maxim Integrated Products, Inc.	79	4,676
Microchip Technology, Inc.	69	6,515
Micron Technology, Inc.(b)	355	15,936
NVIDIA Corp.	179	30,201
QUALCOMM, Inc.	388	28,386
Skyworks Solutions, Inc.	55	4,690
Texas Instruments, Inc.	290	36,253
Xilinx, Inc.	80	9,137
		261,986
Soft Drinks–1.76%
Coca-Cola Co. (The)	1,256	66,103
Monster Beverage Corp.(b)	110	7,092
PepsiCo, Inc.	411	52,530
		125,725
Specialized REITs–1.23%
American Tower Corp.	131	27,722
Crown Castle International Corp.	125	16,657
Digital Realty Trust, Inc.	60	6,862
Equinix, Inc.	26	13,055
Public Storage	43	10,439
SBA Communications Corp., Class A(b)	32	7,853
Weyerhaeuser Co.	217	5,514
		88,102
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Managed Volatility Fund

Shares		Value
Specialty Chemicals–0.84%
Celanese Corp., Series A	36	$4,038
DuPont de Nemours, Inc.	221	15,947
Ecolab, Inc.	86	17,349
PPG Industries, Inc.	68	7,983
Sherwin-Williams Co. (The)	28	14,365
		59,682
Specialty Stores–0.08%
Ulta Beauty, Inc.(b)	16	5,588
Steel–0.07%
Nucor Corp.	90	4,894
Systems Software–5.17%
Microsoft Corp.	2,227	303,473
Oracle Corp.	650	36,595
Palo Alto Networks, Inc.(b)	26	5,890
ServiceNow, Inc.(b)	57	15,811
Symantec Corp.	166	3,579
VMware, Inc., Class A	22	3,839
		369,187
Technology Hardware, Storage & Peripherals–4.52%
Apple, Inc.	1,361	289,947
Dell Technologies, Inc., Class C(b)	112	6,467
Hewlett Packard Enterprise Co.	369	5,303
HP, Inc.	415	8,732
NetApp, Inc.	70	4,094
Seagate Technology PLC	78	3,612
Western Digital Corp.	84	4,527
		322,682
Shares		Value
Tobacco–0.90%
Altria Group, Inc.	556	$26,171
Philip Morris International, Inc.	458	38,293
		64,464
Trading Companies & Distributors–0.12%
Fastenal Co.	163	5,021
W.W. Grainger, Inc.	13	3,783
		8,804
Trucking–0.05%
Lyft, Inc., Class A(b)	59	3,591
Water Utilities–0.08%
American Water Works Co., Inc.	51	5,854
Wireless Telecommunication Services–0.10%
T-Mobile US, Inc.(b)	89	7,096
Total Common Stocks & Other Equity Interests (Cost $6,418,133)		7,097,440
Money Market Funds–0.83%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(c)	20,759	20,759
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(c)	14,827	14,833
Invesco Treasury Portfolio, Institutional Class, 2.15%(c)	23,725	23,725
Total Money Market Funds (Cost $59,316)		59,317
TOTAL INVESTMENTS IN SECURITIES–100.28% (Cost $6,477,449)		7,156,757
OTHER ASSETS LESS LIABILITIES–(0.28)%		(19,670)
NET ASSETS–100.00%		$7,137,087
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Managed Volatility Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of July 31, 2019, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco U.S. Managed Volatility Fund